Employee Benefit Plans (Details) - Schedule of balance sheet obligations, distributed between pension and other post-employment benefits - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Included in other long-term liabilities
Pension benefits	$ 11,117	$ 17,927
Other post-employment benefits	21,745	27,294
Accrued benefit liabilities (Note 23)	32,862	45,221
Pension benefits (Note 15)	$ 47,312	$ 30,105